UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22911

Reality Shares ETF Trust
(Exact name of registrant as specified in charter)

402 West Broadway, Suite 2800
San Diego, CA 92101
(Address of principal executive offices) (Zip code)

Eric R. Ervin
c/o Reality Shares Advisors, LLC
402 West Broadway, Suite 2800
San Diego, CA 92101
(Name and address of agent for service)

Registrant's telephone number, including area code: (619) 487-1445

Date of fiscal year end: October 31

Date of reporting period: April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

Reality Shares DIVS ETF (DIVY)
Reality Shares DIVCON Leaders Dividend ETF (LEAD)
Reality Shares DIVCON Dividend Defender ETF (DFND)
Reality Shares DIVCON Dividend Guard ETF (GARD)

Semi-Annual Report

April 30, 2017

The financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

Not FDIC Insured • No Bank Guarantee • May Lose Value

ALPS Distributors, Inc., distributor.

Shareholder Expense Example
April 30, 2017 (Unaudited)

As a shareholder of one or more Funds of the Reality Shares ETF Trust (the “Trust”), you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The actual and hypothetical expense examples in the table below are based on an investment of $1,000 invested at the beginning of the six month period and held for the entire period (November 1, 2016 to April 30, 2017).

Actual expenses

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for each Fund under the heading entitled “Expenses Paid During Period Per $1,000” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line under each Fund in the table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund to other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under the Fund in the table below is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value	Ending Account Value April 30, 2017	Annualized Expense Ratio for the Period	Expenses Paid During Period Per $1,000
Reality Shares DIVS ETF
Actual	$1,000.00	$1,073.60	0.85%	$4.37
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	*
Reality Shares DIVCON Leaders Dividend ETF
Actual	$1,000.00	$1,152.40	0.43%	$2.29
Hypothetical(1)	$1,000.00	$1,022.66	0.43%	$2.16	*
Reality Shares DIVCON Dividend Defender ETF
Actual	$1,000.00	$1,102.90	0.85%	$4.43
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	*
Reality Shares DIVCON Dividend Guard ETF
Actual	$1,000.00	$1,075.40	0.85%	$4.37
Hypothetical(1)	$1,000.00	$1,020.58	0.85%	$4.26	*
(1)	5% return before expenses.
*	Hypothetical Expenses Paid are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the six month period).

Reality Shares ETF Trust     1

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2017 (Unaudited)

	Principal/ Shares	Value
Certificate of Deposits – 76.1%
Certificate of Deposit Account Registry Service, 0.82%, 5/4/2017	$5,000,000	$5,000,000
Certificate of Deposit Account Registry Service, 0.83%, 5/11/2017	5,014,231	5,014,231
Certificate of Deposit Account Registry Service, 0.70%, 6/22/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.67%, 7/20/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.67%, 8/10/2017	5,000,000	5,000,000
Certificate of Deposit Account Registry Service, 0.82%, 9/7/2017	5,013,231	5,013,231
Certificate of Deposit Account Registry Service, 0.95%, 9/21/2017	5,014,379	5,014,379
Certificate of Deposit Account Registry Service, 0.96%, 9/28/2017	5,014,231	5,014,231
(Cost $40,056,072)		40,056,072
Money Markets and Cash Equivalents – 15.5%
Blackrock Federal FD 30 Instl, 0.65%(a)	490,990	490,990
Insured Cash Sweep, 0.65%(b)	7,687,928	7,687,928
(Cost $8,178,918)		8,178,918
Total Investments – 91.6%
(Cost $48,234,990)		48,234,990
Other Assets in Excess of Liabilities – 8.4%		4,430,025
Net Assets – 100.0%		$52,665,015
(a)	Reflects the 7-day yield at April 30, 2017.
(b)	Reflects the 1-day yield at April 30, 2017.

Dividend swaps outstanding at April 30, 2017+:

Underlying Index	Counterparties	Expiration Date	Notional Amount Long (Short)*	Unrealized Appreciation (Depreciation)
S&P 500	Societe Generale	12/29/2017	$(629,200)	$5,850
S&P 500	BNP Paribas	12/31/2017	(9,156,118)	550,377
S&P 500	JP Morgan	12/31/2017	(284,445)	23,310
S&P 500	Morgan Stanley	12/31/2017	(499,688)	1,025
S&P 500	BNP Paribas	12/31/2018	(13,206,905)	1,328,995
S&P 500	JP Morgan	12/31/2018	(284,760)	43,470
S&P 500	BNP Paribas	12/31/2019	(7,088,650)	194,250
S&P 500	JP Morgan	12/31/2019	(4,196,300)	396,275
S&P 500	Morgan Stanley	12/31/2019	(1,363,750)	(5,000)
S&P 500	Societe Generale	12/31/2019	(1,270,800)	33,600
S&P 500	BNP Paribas	12/31/2020	(6,419,510)	32,970
S&P 500	JP Morgan	12/31/2020	(699,600)	(18,000)
S&P 500	Morgan Stanley	12/31/2020	(2,808,750)	31,250
S&P 500	Societe Generale	12/31/2020	(3,815,000)	161,000
S&P 500	BNP Paribas	12/31/2021	(2,700,250)	(37,600)
				$2,741,772

Cash received from the broker for swap positions in the amount of $2,230,000.

Cash pledged to the broker for swap positions in the amount of $490,989.

+	See note 7 in the notes to financial statements for more information regarding dividend swaps.
*	Represents gross notional exposure on the fixed leg of the swap contract.

The accompanying notes are an integral part of these financial statements.

2     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVS ETF
April 30, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Certificate of Deposits	$—	$40,056,072	$—	$40,056,072
Money Market and Cash Equivalents	8,178,918	—	—	8,178,918
Other Financial Instruments**	—	2,802,372	—	2,802,372
Total Assets	$8,178,918	$42,858,444	$—	$51,037,362
Liabilities
Other Financial Instruments**	$—	$(60,600)	$—	$(60,600)
Total Liabilities	$—	$(60,600)	$—	$(60,600)
**	Other financial instruments include dividend swaps. Dividend swaps are presented at gross unrealized appreciation (depreciation).

During the period ended April 30, 2017, there were no transfers between Level 1 and Level 2. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2017.

Summary of Schedule of Investments

Industry	% of Net Assets
Certificate of Deposits	76.1%
Money Markets and Cash Equivalents	15.5
Total Investments	91.6
Other Assets in Excess of Liabilities	8.4
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     3

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2017 (Unaudited)

	Shares	Value
Common Stocks – 99.7%
Aerospace & Defense – 1.7%
Northrop Grumman Corp.	681	$167,499
Air Freight & Logistics – 3.8%
Expeditors International of Washington, Inc.	3,432	192,501
FedEx Corp.	915	173,575
		366,076
Airlines – 2.1%
Southwest Airlines Co.	3,693	207,620
Auto Components – 2.1%
Lear Corp.	1,413	201,579
Beverages – 3.9%
Brown-Forman Corp., Class B	3,940	186,441
Dr Pepper Snapple Group, Inc.	2,067	189,440
		375,881
Building Products – 2.0%
AO Smith Corp.	3,684	198,494
Capital Markets – 4.0%
S&P Global, Inc.	1,586	212,825
Thomson Reuters Corp.	3,976	180,630
		393,455
Chemicals – 2.0%
PPG Industries, Inc.	1,812	199,030
Commercial Services & Supplies – 2.0%
Cintas Corp.	1,583	193,870
Communications Equipment – 3.9%
Cisco Systems, Inc.	5,824	198,424
Motorola Solutions, Inc.	2,147	184,577
		383,001
Food & Staples Retailing – 2.0%
CVS Health Corp.	2,318	191,096
Food Products – 9.9%
Hormel Foods Corp.	5,406	189,643
Ingredion, Inc.	1,484	183,749
JM Smucker Co. (The)	1,420	179,942
McCormick & Co., Inc.	1,947	194,505
Tyson Foods, Inc., Class A	3,449	221,633
		969,472
Health Care Equipment & Supplies – 6.8%
Becton Dickinson and Co.	1,045	195,384
CR Bard, Inc.	842	258,898
Stryker Corp.	1,534	209,191
		663,473
Health Care Providers & Services – 4.0%
Quest Diagnostics, Inc.	1,964	207,222
UnitedHealth Group, Inc.	1,057	184,848
		392,070
Hotels Restaurants & Leisure – 1.9%
Starbucks Corp.	3,139	188,528
Household Products – 2.1%
Church & Dwight Co., Inc.	4,026	199,408
Industrial Conglomerates – 2.0%
3M Co.	986	193,088

	Shares	Value
Insurance – 2.0%
Unum Group	4,110	$190,416
IT Services – 4.3%
Mastercard, Inc., Class A	1,787	207,864
Visa, Inc., Class A	2,370	216,191
		424,055
Machinery – 7.8%
Illinois Tool Works, Inc.	1,405	194,017
Ingersoll-Rand PLC	2,415	214,331
Snap-on, Inc.	1,057	177,079
Wabtec Corp.	2,105	176,588
		762,015
Media – 2.0%
Scripps Networks Interactive, Inc., Class A	2,582	192,927
Personal Products – 2.0%
Estee Lauder Cos., Inc. (The), Class A	2,269	197,721
Pharmaceuticals – 1.9%
Johnson & Johnson	1,531	189,033
Professional Services – 2.1%
Equifax, Inc.	1,540	208,377
Semiconductors & Semiconductor – 6.5%
KLA-Tencor Corp.	2,268	222,763
NVIDIA Corp.	1,952	203,594
Texas Instruments, Inc.	2,651	209,906
		636,263
Software – 2.0%
Intuit, Inc.	1,587	198,708
Specialty Retail – 7.0%
Foot Locker, Inc.	2,371	183,373
Ross Stores, Inc.	2,633	171,145
TJX Cos., Inc. (The)	2,353	185,040
Tractor Supply Co.	2,328	144,127
		683,685
Textiles, Apparel & Luxury Goods – 3.8%
NIKE, Inc., Class B	3,585	198,645
VF Corp.	3,109	169,845
		368,490
Tobacco – 2.1%
Reynolds American, Inc.	3,163	204,014
Total Common Stocks
(Cost $9,158,686)		9,739,344
Money Markets and Cash Equivalents – 0.3%
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.99%(a)	1,243	1,243
Insured Cash Sweep, 0.65%(b)	29,585	29,585
(Cost $30,828)		30,828
Total Investments – 100.0%
(Cost $9,189,514)		9,770,172
Other Assets in Excess of Liabilities – 0.0%(c)		2,017
Net Assets – 100.0%		$9,772,189
(a)	Reflects the 7-day yield at April 30, 2017.
(b)	Reflects the 1-day yield at April 30, 2017.
(c)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

4     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Leaders Dividend ETF
April 30, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$9,739,344	$—	$—	$9,739,344
Money Markets and Cash Equivalents	30,828	—	—	30,828
Total Assets	$9,770,172	$—	$—	$9,770,172
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2017.

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	1.7%
Air Freight & Logistics	3.8
Airlines	2.1
Auto Components	2.1
Beverages	3.9
Building Products	2.0
Capital Markets	4.0
Chemicals	2.0
Commercial Services & Supplies	2.0
Communications Equipment	3.9
Food & Staples Retailing	2.0
Food Products	9.9
Health Care Equipment & Supplies	6.8
Health Care Providers & Services	4.0
Hotels Restaurants & Leisure	1.9
Household Products	2.1
Industrial Conglomerates	2.0
Insurance	2.0
IT Services	4.3
Machinery	7.8
Media	2.0
Personal Products	2.0
Pharmaceuticals	1.9
Professional Services	2.1
Semiconductors & Semiconductor	6.5
Software	2.0
Specialty Retail	7.0
Textiles, Apparel & Luxury Goods	3.8
Tobacco	2.1
Money Markets and Cash Equivalents	0.3
Total Investments	100.0
Other Assets in Excess of Liabilities	0.0 (a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     5

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2017 (Unaudited)

	Shares	Value
Common Stocks(a) – 77.3%
Aerospace & Defense – 1.3%
Northrop Grumman Corp.	134	$32,959
Air Freight & Logistics – 2.9%
Expeditors International of Washington, Inc.	674	37,805
FedEx Corp.	180	34,146
		71,951
Airlines – 1.6%
Southwest Airlines Co.	725	40,760
Auto Components – 1.6%
Lear Corp.	277	39,517
Beverages – 3.0%
Brown-Forman Corp., Class B	773	36,578
Dr Pepper Snapple Group, Inc.	406	37,210
		73,788
Building Products – 1.6%
AO Smith Corp.	723	38,955
Capital Markets – 3.1%
S&P Global, Inc.	311	41,733
Thomson Reuters Corp.	780	35,435
		77,168
Chemicals – 1.6%
PPG Industries, Inc.	356	39,103
Commercial Services & Supplies – 1.5%
Cintas Corp.	311	38,088
Communications Equipment – 3.0%
Cisco Systems, Inc.	1,143	38,942
Motorola Solutions, Inc.	422	36,279
		75,221
Food & Staples Retailing – 1.5%
CVS Health Corp.	455	37,510
Food Products – 7.7%
Hormel Foods Corp.	1,061	37,220
Ingredion, Inc.	291	36,031
JM Smucker Co. (The)	279	35,355
McCormick & Co., Inc.	382	38,162
Tyson Foods, Inc., Class A	677	43,504
		190,272
Health Care Equipment & Supplies – 5.3%
Becton Dickinson and Co.	205	38,329
CR Bard, Inc.	165	50,734
Stryker Corp.	301	41,047
		130,110
Health Care Providers & Services – 3.1%
Quest Diagnostics, Inc.	386	40,727
UnitedHealth Group, Inc.	208	36,375
		77,102
Hotels Restaurants & Leisure – 1.5%
Starbucks Corp.	616	36,997

	Shares	Value
Household Products – 1.6%
Church & Dwight Co., Inc.	790	$39,129
Industrial Conglomerates – 1.5%
3M Co.	193	37,795
Insurance – 1.5%
Unum Group	807	37,388
IT Services – 3.4%
Mastercard, Inc., Class A	351	40,829
Visa, Inc., Class A	465	42,417
		83,246
Machinery – 6.1%
Illinois Tool Works, Inc.	276	38,113
Ingersoll-Rand PLC	474	42,067
Snap-on, Inc.	208	34,846
Wabtec Corp.	413	34,647
		149,673
Media – 1.5%
Scripps Networks Interactive, Inc., Class A	507	37,883
Personal Products – 1.6%
Estee Lauder Cos., Inc. (The), Class A	445	38,777
Pharmaceuticals – 1.5%
Johnson & Johnson	301	37,164
Professional Services – 1.7%
Equifax, Inc.	302	40,864
Semiconductors & Semiconductor – 5.1%
KLA-Tencor Corp.	445	43,708
NVIDIA Corp.	384	40,051
Texas Instruments, Inc.	520	41,174
		124,933
Software – 1.6%
Intuit, Inc.	312	39,066
Specialty Retail – 5.4%
Foot Locker, Inc.	466	36,040
Ross Stores, Inc.	517	33,605
TJX Cos., Inc. (The)	462	36,332
Tractor Supply Co.	457	28,293
		134,270
Textiles, Apparel & Luxury Goods – 2.9%
NIKE, Inc., Class B	704	39,009
VF Corp.	610	33,324
		72,333
Tobacco – 1.6%
Reynolds American, Inc.	621	40,055
Total Common Stocks
(Cost $1,700,590)		1,912,077

The accompanying notes are an integral part of these financial statements.

6     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2017 (Unaudited)

	Shares	Value
Money Markets and Cash Equivalents – 21.5%
Blackrock Federal FD 30 Instl, 0.65%(b)	272	$272
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.99%(b)	1	1
Insured Cash Sweep, 0.65%(c)	532,058	532,058
(Cost $532,331)		532,331
Total Investments Before Securities Sold Short
(Cost $2,232,921)		2,444,408
Securities Sold Short
Common Stocks – (24.1)%
Aerospace & Defense – (2.7)%
Arconic, Inc.	(2,467)	(67,423)
Diversified Financial Services – (2.3)%
Leucadia National Corp.	(2,274)	(57,737)
Diversified Telecommunication – (2.3)%
CenturyLink, Inc.	(2,184)	(56,063)
Electric Utilities – (4.8)%
Exelon Corp.	(1,727)	(59,806)
FirstEnergy Corp.	(1,944)	(58,203)
		(118,009)

	Shares	Value
Insurance – (5.1)%
Loews Corp.	(970)	$(45,221)
Progressive Corp. (The)	(2,033)	(80,751)
		(125,972)
Oil, Gas & Consumable Fuels – (6.9)%
EQT Corp.	(735)	(42,733)
Hess Corp.	(802)	(39,162)
Marathon Oil Corp.	(2,787)	(41,443)
Pioneer Natural Resources Co.	(269)	(46,534)
		(169,872)
Total Securities Sold Short
[Proceeds $(531,680)]		(595,076)
Total Investments – 74.7%
(Cost $1,701,241)		1,849,332
Other Assets in Excess of Liabilities – 25.3%		625,254
Net Assets – 100.0%		$2,474,586

(a)	Substantially all the securities, or a portion thereof, have been pledged as collateral for open short positions by the Fund. The aggregate market value of the collateral at April 30, 2017 was $2,537,896, which includes cash in the amount of $625,596.
(b)	Reflects the 7-day yield at April 30, 2017.
(c)	Reflects the 1-day yield at April 30, 2017.

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$1,912,077	$—	$—	$1,912,077
Money Markets and Cash Equivalents	532,331	—	—	532,331
Total Assets	$2,444,408	$—	$—	$2,444,408
Liabilities
Common Stocks*	$(595,076)	$—	$—	$(595,076)
Total	$1,849,332	$—	$—	$1,849,332
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2017.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     7

Schedule of Investments
Reality Shares DIVCON Dividend Defender ETF
April 30, 2017 (Unaudited)

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	(1.4)%
Air Freight & Logistics	2.9
Airlines	1.6
Auto Components	1.6
Beverages	3.0
Building Products	1.6
Capital Markets	3.1
Chemicals	1.6
Commercial Services & Supplies	1.5
Communications Equipment	3.0
Diversified Financial Services	(2.3)
Diversified Telecommunication	(2.3)
Electric Utilities	(4.8)
Food & Staples Retailing	1.5
Food Products	7.7
Health Care Equipment & Supplies	5.3
Health Care Providers & Services	3.1
Hotels Restaurants & Leisure	1.5
Household Products	1.6
Industrial Conglomerates	1.5
Insurance	(3.6)
IT Services	3.4
Machinery	6.1
Media	1.5
Oil, Gas & Consumable Fuels	(6.9)
Personal Products	1.6
Pharmaceuticals	1.5
Professional Services	1.7
Semiconductors & Semiconductor	5.1
Software	1.6
Specialty Retail	5.4
Textiles, Apparel & Luxury Goods	2.9
Tobacco	1.6
Money Markets and Cash Equivalents	21.5
Total Investments	74.7
Other Assets in Excess of Liabilities	25.3
Net Assets	100.0%

The accompanying notes are an integral part of these financial statements.

8     Reality Shares ETF Trust

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2017 (Unaudited)

	Shares	Value
Common Stocks – 99.8%
Aerospace & Defense – 1.9%
Northrop Grumman Corp.	212	$52,143
Air Freight & Logistics – 3.9%
Expeditors International of Washington, Inc.	976	54,744
FedEx Corp.	274	51,978
		106,722
Airlines – 2.0%
Southwest Airlines Co.	961	54,027
Auto Components – 2.2%
Lear Corp.	411	58,633
Beverages – 3.8%
Brown-Forman Corp., Class B	1,155	54,655
Dr Pepper Snapple Group, Inc.	542	49,674
		104,329
Building Products – 2.1%
AO Smith Corp.	1,068	57,544
Capital Markets – 4.1%
S&P Global, Inc.	424	56,896
Thomson Reuters Corp.	1,199	54,471
		111,367
Chemicals – 2.0%
PPG Industries, Inc.	484	53,163
Commercial Services & Supplies – 2.0%
Cintas Corp.	449	54,989
Communications Equipment – 3.9%
Cisco Systems, Inc.	1,547	52,706
Motorola Solutions, Inc.	612	52,614
		105,320
Food & Staples Retailing – 2.1%
CVS Health Corp.	689	56,801
Food Products – 10.1%
Hormel Foods Corp.	1,593	55,883
Ingredion, Inc.	435	53,862
JM Smucker Co. (The)	417	52,842
McCormick & Co., Inc.	520	51,948
Tyson Foods, Inc., Class A	936	60,147
		274,682
Health Care Equipment & Supplies – 6.3%
Becton Dickinson and Co.	282	52,726
CR Bard, Inc.	211	64,878
Stryker Corp.	394	53,730
		171,334
Health Care Providers & Services – 4.0%
Quest Diagnostics, Inc.	526	55,498
UnitedHealth Group, Inc.	307	53,688
		109,186
Hotels Restaurants & Leisure – 2.1%
Starbucks Corp.	928	55,736
Household Products – 1.9%
Church & Dwight Co., Inc.	1,045	51,759
Industrial Conglomerates – 1.9%
3M Co.	268	52,482

	Shares	Value
Insurance – 1.9%
Unum Group	1,138	$52,724
IT Services – 4.1%
Mastercard, Inc., Class A	482	56,066
Visa, Inc., Class A	604	55,097
		111,163
Machinery – 8.2%
Illinois Tool Works, Inc.	396	54,684
Ingersoll-Rand PLC	644	57,155
Snap-on, Inc.	321	53,777
Wabtec Corp.	671	56,290
		221,906
Media – 1.9%
Scripps Networks Interactive, Inc., Class A	690	51,557
Personal Products – 1.9%
Estee Lauder Cos., Inc. (The), Class A	606	52,807
Pharmaceuticals – 1.9%
Johnson & Johnson	413	50,993
Professional Services – 1.9%
Equifax, Inc.	386	52,230
Semiconductors & Semiconductor – 6.0%
KLA-Tencor Corp.	541	53,137
NVIDIA Corp.	527	54,966
Texas Instruments, Inc.	706	55,901
		164,004
Software – 2.1%
Intuit, Inc.	453	56,720
Specialty Retail – 7.8%
Foot Locker, Inc.	726	56,149
Ross Stores, Inc.	830	53,950
TJX Cos., Inc. (The)	704	55,362
Tractor Supply Co.	747	46,247
		211,708
Textiles, Apparel & Luxury Goods – 3.9%
NIKE, Inc., Class B	985	54,579
VF Corp.	942	51,461
		106,040
Tobacco – 1.9%
Reynolds American, Inc.	808	52,116
Total Common Stocks
(Cost $2,520,097)		2,714,185
Money Markets and Cash Equivalents – 0.2%
Blackrock Federal FD 30 Instl, 0.65%(a)	114	114
Goldman Sachs Financial Square Money Market Fund, Institutional Shares, 0.99%(a)	169	169
Insured Cash Sweep, 0.65%(b)	4,603	4,603
(Cost $4,886)		4,886
Total Investments – 100.0%
(Cost $2,524,983)		2,719,071
Liabilities in Excess of Other Assets – (0.0)%(c)		(144)
Net Assets – 100.0%		$2,718,927
(a)	Reflects the 7-day yield at April 30, 2017.
(b)	Reflects the 1-day yield at April 30, 2017.
(c)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     9

Schedule of Investments
Reality Shares DIVCON Dividend Guard ETF
April 30, 2017 (Unaudited)

The following table summarizes valuation of the Fund's investments under the fair value hierarchy levels as of April 30, 2017.

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$2,714,185	$—	$—	$2,714,185
Money Markets and Cash Equivalents	4,886	—	—	4,886
Total Assets	$2,719,071	$—	$—	$2,719,071
*	See the Schedule of Investments for breakout by security category.

During the period ended April 30, 2017, there were no transfers between Levels. It is the Fund’s policy to recognize transfers into and out of all levels at the beginning of the reporting period.

The Fund did not hold any level 3 securities for the period ended April 30, 2017.

Summary of Schedule of Investments

Industry	% of Net Assets
Aerospace & Defense	1.9%
Air Freight & Logistics	3.9
Airlines	2.0
Auto Components	2.2
Beverages	3.8
Building Products	2.1
Capital Markets	4.1
Chemicals	2.0
Commercial Services & Supplies	2.0
Communications Equipment	3.9
Food & Staples Retailing	2.1
Food Products	10.1
Health Care Equipment & Supplies	6.3
Health Care Providers & Services	4.0
Hotels Restaurants & Leisure	2.1
Household Products	1.9
Industrial Conglomerates	1.9
Insurance	1.9
IT Services	4.1
Machinery	8.2
Media	1.9
Personal Products	1.9
Pharmaceuticals	1.9
Professional Services	1.9
Semiconductors & Semiconductor	6.0
Software	2.1
Specialty Retail	7.8
Textiles, Apparel & Luxury Goods	3.9
Tobacco	1.9
Money Markets and Cash Equivalents	0.2
Total Investments	100.0
Liabilities in Excess of Other Assets	0.0 (a)
Net Assets	100.0%
(a)	Rounds to less than 0.1%.

The accompanying notes are an integral part of these financial statements.

10     Reality Shares ETF Trust

Statements of Assets and Liabilities
April 30, 2017 (Unaudited)

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF
Assets:
Investments, at value	$48,234,990	#	$9,770,172	$2,444,408	$2,719,071
Cash	—		—	—	91
Due from broker	—		—	625,596	—
Receivables
Dividend receivable	—		5,177	1,067	1,508
Capital stock received	3,898,945		—	—	—
Interest receivable	53,669		11	288	120
Unrealized appreciation on swaps (Note 7)	2,802,372		—	—	—
Total Assets	54,989,976		9,775,360	3,071,359	2,720,790
Liabilities:
Securities sold short, at value	—		—	595,076	—
Payables
Advisory fees (Note 4)	34,361		3,171	1,697	1,863
Unrealized depreciation on swaps (Note 7)	60,600		—	—	—
Due to broker	2,230,000		—	—	—
Total Liabilities	2,324,961		3,171	596,773	1,863
Net Assets	$52,665,015		$9,772,189	$2,474,586	$2,718,927
Net Assets Consist of:
Paid-in capital	$49,495,052		$8,942,671	$2,378,765	$2,908,892
Undistributed (accumulated) net investment income (loss)	(57,902)		7,939	(3,606)	(7,079)
Undistributed (accumulated) net realized gain (loss) on investments, swaps and securities sold short	486,093		240,921	(48,664)	(376,974)
Net unrealized appreciation on investments, swaps and securities sold short	2,741,772		580,658	148,091	194,088
Net Assets	$52,665,015		$9,772,189	$2,474,586	$2,718,927
Shares outstanding (unlimited number of shares of beneficial interest authorized, no par value)	2,029,348		350,000	100,000	125,000
Net asset value (offering price and redemption price) per share	$25.95		$27.92	$24.75	$21.75
Investments, at cost	$48,234,990		$9,189,514	$2,232,921	$2,524,983
Securities sold short, proceeds	$—		$—	$531,680	$—
#	Includes cash received from broker as collateral for swap.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     11

Statements of Operations
For the period ended April 30, 2017 (Unaudited)

	Reality Shares DIVS ETF	Reality Shares DIVCON Leaders Dividend ETF	Reality Shares DIVCON Dividend Defender ETF	Reality Shares DIVCON Dividend Guard ETF
Investment Income:
Dividend Income	$—	$60,188	$17,963	$15,923
Interest income	115,980	89	1,274	1,943
Foreign withholding tax	—	(427)	(261)	(188)
Total Income	115,980	59,850	18,976	17,678
Expenses:
Advisory fees (Note 4)	173,882	14,313	10,105	11,075
Dividends on securities sold short	—	—	8,453	13,443
Total Expenses	173,882	14,313	18,558	24,518
Net Investment income (loss)	(57,902)	45,537	418	(6,840)
Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	—	(392)	114,527	109,878
Securities sold short	—	—	(196,140)	(61,626)
Swaps	486,093	—	—	—
In-kind redemptions	—	243,614	33,656	—
Net realized gain (loss)	486,093	243,222	(47,957)	48,252
Net Change in Unrealized Appreciation on:
Investments	—	601,534	99,453	149,190
Securities sold short	—	—	177,427	—
Swaps	1,992,035	—	—	—
Net change in unrealized appreciation	1,992,035	601,534	276,880	149,190
Net realized and unrealized gain	2,478,128	844,756	228,923	197,442
Increase in net assets resulting from operations	$2,420,226	$890,293	$229,341	$190,602

The accompanying notes are an integral part of these financial statements.

12     Reality Shares ETF Trust

Statement of Change in Net Assets

	Reality Shares DIVS ETF		Reality Shares DIVCON Leaders Dividend ETF		Reality Shares DIVCON Dividend Defender ETF		Reality Shares DIVCON Dividend Guard ETF
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period January 6, 2016* to October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period January 14, 2016* to October 31, 2016	Six Months Ended April 30, 2017 (Unaudited)	For the Period January 14, 2016* to October 31, 2016
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income (loss)	$(57,902)	$(183,454)	$45,537	$31,487	$418	$(4,024)	$(6,840)	$(239)
Net realized gain (loss)	486,093	70,711	243,222	53,483	(47,957)	(707)	48,252	(425,226)
Net change in unrealized appreciation (depreciation)	1,992,035	1,011,662	601,534	(20,876)	276,880	(128,789)	149,190	44,898
Net increase (decrease) in net assets resulting from operations	2,420,226	898,919	890,293	64,094	229,341	(133,520)	190,602	(380,567)
Distributions to Shareholders from:
Net investment income	—	—	(37,819)	(31,266)	—	—	—	(906)
Realized gains	—	(762,307)	—	—	—	—	—	—
Total distributions to shareholders	—	(762,307)	(37,819)	(31,266)	—	—	—	(906)
Shareholder Transactions:
Proceeds from shares sold	21,947,493	19,037,243	9,135,372	5,448,430	—	2,938,267	—	2,909,822
Cost of shares redeemed	(3,835,161)	(17,094,868)	(4,479,357)	(1,217,558)	(559,479)	(23)	—	(24)
Net increase (decrease) in net assets resulting from shareholder transactions	18,112,332	1,942,375	4,656,015	4,230,872	(559,479)	2,938,244	—	2,909,798
Increase (Decrease) in net assets	20,532,558	2,078,987	5,508,489	4,263,700	(330,138)	2,804,724	190,602	2,528,325
Net Assets:
Beginning of period	32,132,457	30,053,470	4,263,700	—	2,804,724	—	2,528,325	—
End of period	$52,665,015	$32,132,457	$9,772,189	$4,263,700	$2,474,586	$2,804,724	$2,718,927	$2,528,325
Including undistributed net investment income (loss)	$(57,902)	$—	$7,939	$221	$(3,606)	$—	$(7,079)	$—
Changes in Shares Outstanding:
Shares outstanding, beginning of period	1,329,348	1,254,348	175,000	—	125,000	—	125,000	—
Shares sold	850,000	800,000	350,000	225,001	—	125,001	—	125,001
Shares redeemed	(150,000)	(725,000)	(175,000)	(50,001)	(25,000)	(1)	—	(1)
Shares outstanding, end of period	2,029,348	1,329,348	350,000	175,000	100,000	125,000	125,000	125,000
*	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     13

Financial Highlights
Reality Shares DIVS ETF

For a share outstanding throughout each period presented.

	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016		For the Period December 18, 2014(1) to October 31, 2015
Per Share Operational Performance:
Net asset value, beginning of period	$24.17		$23.96		$23.00
Investment operations:
Net investment gain (loss)(2)	(0.04)		(0.12)		(0.17)
Net realized and unrealized gain (loss)	1.82		0.79		1.13
Total from investment operations	1.78		0.67		0.96
Distributions to Shareholders from:
Realized gains	—		(0.46)		—
Net asset value, end of period	$25.95		$24.17		$23.96
Total Return at Net Asset Value	7.36	%(3)	2.88%		4.17	%(3)
Net assets, end of period (000's) omitted	$52,665		$32,132		$30,053
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.85	%(4)	0.85%		0.85	%(4)
Net investment income (loss)	(0.28	)%(4)	(0.51)%		(0.82	)%(4)
Portfolio turnover rate(5)	0.00	%(6)	0.00	%(6)	1,475.00	%(3)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.
(6)	The Fund did not purchase or hold any long-term securities in the current year. Dividend Swaps are not included in the calculation of the portfolio turnover rate.

The accompanying notes are an integral part of these financial statements.

14     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Leaders Dividend ETF

For a share outstanding throughout each period presented.

	Six Months Ended April 30, 2017 (Unaudited)		For the Period January 6, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of period	$24.36		$24.06
Investment operations:
Net investment gain (loss)(2)	0.18		0.24
Net realized and unrealized gain (loss)	3.53		0.33
Total from investment operations	3.71		0.57
Distributions to Shareholders from:
Net investment income	(0.15)		(0.27)
Net asset value, end of period	$27.92		$24.36
Total Return at Net Asset Value	15.24	%(3)	2.38	%(3)
Net assets, end of period (000's) omitted	$9,772		$4,264
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	0.43	%(4)	0.43	%(4)
Net investment income (loss)	1.37	%(4)	1.19	%(4)
Portfolio turnover rate(5)	1.47	%(3)	3.38	%(3)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Not annualized.
(4)	Annualized.
(5)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     15

Financial Highlights
Reality Shares DIVCON Dividend Defender ETF

For a share outstanding throughout each period presented.

	Six Months Ended April 30, 2017 (Unaudited)		For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of period	$22.44		$23.55
Investment operations:
Net investment gain (loss)(2)	0.00	(3)	(0.04)
Net realized and unrealized gain (loss)	2.31		(1.07)
Total from investment operations	2.31		(1.11)
Net asset value, end of period	$24.75		$22.44
Total Return at Net Asset Value	10.29	%(4)	(4.72	)%(4)
Net assets, end of period (000's) omitted	$2,475		$2,805
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	1.56	%(5)(7)	1.54	%(5)(6)
Net investment income (loss)	0.04	%(5)	(0.19	)%(5)
Portfolio turnover rate(8)	66.19	%(4)	4.18	%(4)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Not annualized.
(5)	Annualized.
(6)	Includes expenses associated with short sale transactions of 0.06% and dividend expense of 0.63%.
(7)	Includes dividend expense on short sales of 0.71%.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

16     Reality Shares ETF Trust

Financial Highlights
Reality Shares DIVCON Dividend Guard ETF

For a share outstanding throughout each period presented.

	Six Months Ended April 30, 2017 (Unaudited)		For the Period January 14, 2016(1) to October 31, 2016
Per Share Operational Performance:
Net asset value, beginning of period	$20.23		$23.71
Investment operations:
Net investment gain (loss)(2)	(0.06)		(0.00	)(3)
Net realized and unrealized gain (loss)	1.58		(3.47)
Total from investment operations	1.52		(3.47)
Distributions to Shareholders from:
Net investment income	—		(0.01)
Net asset value, end of period	$21.75		$20.23
Total Return at Net Asset Value	7.54	%(4)	(14.66	)%(4)
Net assets, end of period (000's) omitted	$2,719		$2,528
Ratios/Supplemental Data:
Ratio to average net assets of:
Expenses	1.88	%(6)(7)	1.43	%(5)(6)
Net investment income (loss)	(0.52	)%(6)	(0.01	)%(6)
Portfolio turnover rate(8)	209.52	%(4)	64.92	%(4)
(1)	Commencement of operations.
(2)	Based on average daily shares outstanding.
(3)	Amount represents less than $0.005.
(4)	Not annualized.
(5)	Includes expenses associated with short sale transactions of 0.07% and dividend expense of 0.51%.
(6)	Annualized.
(7)	Includes dividend expense on short sales of 1.03%.
(8)	Portfolio turnover rate excludes securities received or delivered in-kind.

The accompanying notes are an integral part of these financial statements.

Reality Shares ETF Trust     17

Notes to Financial Statements
April 30, 2017 (Unaudited)

1. ORGANIZATION

The Reality Shares ETF Trust (the “Trust”) was organized as a Delaware statutory trust on March 26, 2013 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end, management investment company as defined by the Investment Company Act of 1940, as amended (the “1940 Act”). At the period ended April 30, 2017, the Trust offered 4 investment funds (each a “Fund”, and collectively the “Funds”), with each Fund being classified as non-diversified under the 1940 Act. Please see each Fund’s prospectus for investment objective information.

Fund	Commencement of Operations Date
Reality Shares DIVS ETF	December 18, 2014
Reality Shares DIVCON Leaders Dividend ETF	January 6, 2016
Reality Shares DIVCON Dividend Defender ETF	January 14, 2016
Reality Shares DIVCON Dividend Guard ETF	January 14, 2016

The shares of Reality Shares DIVS ETF are listed and traded on the New York Stock Exchange (“NYSE”) Arca, Inc. and other secondary markets. The shares of Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF are listed and traded on BATS and other secondary markets. The market price of each Fund may be below, at, or above their net asset value (“NAV”). The Funds are considered Investment Companies under U.S. generally accepted accounting principal (“GAAP”) and follow the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification 946.

2. SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in conformity with U.S. GAAP, which require management to make certain estimates and assumptions that may affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of increases and decreases in the net assets from operations during the reporting period. Actual results could differ from those estimates.

The following is a summary of significant accounting policies followed by the Trust in its preparation of its financial statements:

Investment Transactions and Investment Income:  Investment transactions are recorded on the trade date. Realized gains and losses on sales of investment securities are calculated using specific identification basis. Dividend income, if any, is recorded on the ex-dividend date or, in the case of foreign securities, as soon as the Funds are informed of the ex-dividend dates. Interest income, including accretion of discounts and amortization of premiums over the lives of the respective securities, is recorded on the accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Cash and Cash Equivalents:  Cash and cash equivalents are short-term, liquid investments in money market funds with financial institutions. The Funds may also invest in FDIC-insured cash sweep deposits (“ICS”) and certificates of deposit (“CDARS”) through an account registry service. Cash and cash equivalents are carried at cost which approximates fair value.

Credit and Counter Party Exposure:  The Reality Shares DIVS ETF has investments in swap contracts which are detailed in the Fund’s Schedule of Investments. Such swap contracts disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a swap contract may cause it to default on its obligations. The Fund’s credit and counterparty exposure with respect to these swap contracts is generally represented by their value recorded in the Fund’s Statements of Assets and Liabilities. The Fund may invest in financial instruments involving counterparties that attempt to gain exposure to a particular group of securities, index or asset class without actually purchasing those securities or investments, or to hedge a position. The Fund’s use of such financial instruments, including swap agreements, involves risks that are different from those associated with ordinary portfolio securities transactions. For example, the Fund is exposed to the risk that the counterparty may be unwilling or unable to make timely payments to meet its contractual obligations or may fail to return holdings that are subject to the agreement with the counterparty. If the counterparty becomes bankrupt or defaults on its payment obligations to the Fund, the Fund may not receive the full amount that it is entitled to receive. If this occurs, the value of your shares in the Fund will decrease.

Distributions:  Distributions to shareholders from investment income and capital gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

Short Sales:  Each Fund may sell securities they do not own as a hedge against long positions and/or in anticipation of a decline in the market value of a security. If a Fund makes a short sale, it borrows the security sold short and delivers it to the broker-dealer through which it made the short sale. A Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Dividends declared on short positions open, if any, are recorded on the ex-date as an expense. A gain, limited to the price at which a Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. A Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short

18     Reality Shares ETF Trust

Notes to Financial Statements (continued)

position except at a price substantially in excess of the last quoted price. During the period ended April 30, 2017, both the Reality Shares DIVCON Dividend Defender ETF and the Reality Shares DIVCON Dividend Guard ETF engaged in short sale activity.

A Fund is required to pledge cash and/or securities to a broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with a broker as collateral for securities sold short is recorded as the asset “Due from broker” on the Statements of Assets and Liabilities and securities segregated as collateral (if any) are denoted in the Schedule of Investments. A Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security and is shown on the Statements of Operations, if any. Deposits with brokers and segregated cash for securities sold short represent cash balances on deposit with the Funds’ prime broker and Custodian. Each Fund is subject to credit risk should the prime broker or Custodian be unable to meet its obligations to the Funds.

Swaps:  Changes in the underlying value of the swap contracts are recorded as unrealized appreciation or depreciation on swaps.

3. SECURITIES VALUATION

Investment Valuation:  The NAV per share is computed as of the scheduled close of regular trading on the NYSE, ordinarily 4:00 p.m. eastern time, on each day during which the NYSE is open for trading. For purposes of calculating NAV, portfolio investments generally are valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange or a major market-maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, or a major market-maker (or dealer) or (iii) based on amortized cost, which typically approximates fair value, if it can reasonably be concluded at the time of each such valuation that the amortized cost value of the security is approximately the same as the security’s value determined in accordance with market-based factors.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in Money Markets are valued at their closing NAV each business day.

ICS and CDARS are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates and are valued at their closing cash balance each business day.

Non-exchange-traded swap transactions are normally valued on the basis of quotations or an equivalent indication of value supplied by an independent pricing service or major market-makers or dealers. The Funds may use various third-party pricing services, or discontinue the use of any third-party pricing service, as determined by the Board of Trustees from time to time.

Under supervision of the Board of Trustees, Reality Shares Advisors, LLC (the “Advisor”) formed a Fair Value Pricing Committee (the “Committee”) to perform certain functions as they relate to the administration and oversight of the Trust’s valuation procedures. Under these procedures, the Committee convenes on a periodic and ad-hoc basis to review pricing of such securities and instruments, and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Trust’s investments will be fair valued in accordance with its pricing policy and procedures. Securities that are valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.”

When fair-value pricing is employed, the prices of securities used by the Funds to calculate NAV may differ from quoted or published prices for the same securities.

Reality Shares ETF Trust     19

Notes to Financial Statements (continued)

Fair Valuation Measurement:  The Financial Accounting Standards Board established a framework for measuring fair value in accordance with GAAP. Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of a fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of inputs of the fair value hierarchy are defined as follows:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices by securities dealers or third-party valuation sources as approved by the Board of Trustees, or quoted prices for the identical instrument in an inactive market, prices for similar securities, interest rates, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing a fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The hierarchy classification of inputs used to value each Fund’s investments at April 30, 2017 is disclosed at the end of each Fund’s Schedule of Investments.

4. INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

Advisory Fee:  Under an Advisory Agreement and subject to the supervision of the Board of Trustees, the Advisor is responsible for managing the investment activities of the Trust and the Trust’s business affairs and other administrative matters. For its services, the Funds pay the Advisor an advisory fee, based on the average daily net assets of each Fund at the following annual rates:

Fund	Advisory Fee
Reality Shares DIVS ETF	0.85%
Reality Shares DIVCON Leaders Dividend ETF	0.43%
Reality Shares DIVCON Dividend Defender ETF	0.85%
Reality Shares DIVCON Dividend Guard ETF	0.85%

Such fees are accrued daily and paid monthly. The advisory fee is a unitary fee, whereby the Advisor has agreed to pay all expenses of the Funds excluding (i) brokerage expenses and other fees, or expenses incurred in connection with the execution of portfolio transactions or in connection with creation and redemption transactions (ii) legal fees or expenses in connection with any arbitration, litigation or pending or threatened arbitration or litigation, including any settlements in connection therewith; (iii) extraordinary expenses (in each case as determined by a majority of the Independent Trustees); (iv) acquired fund fees and expenses; (v) distribution fees and expenses, if any, paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; (vi) interest and taxes of any kind or nature (including, but not limited to, income, excise, transfer and withholding taxes) and (vii) dividends and expenses associated with securities sold short, subject to any expense limitation agreements.

Expenses Associated with Securities Sold Short:  Effective December 9, 2015 the Trust and the Advisor have entered into a written fee waiver and expense reimbursement agreement pursuant to which the Advisor has contractually agreed to reduce fees and reimburse expenses to the extent necessary to keep aggregate interest expenses on securities sold short from exceeding 0.10% of the average daily net assets of the Reality Shares DIVCON Dividend Defender and Reality Shares DIVCON Dividend Guard Funds until February 28, 2018 (the “Expense Limitation”), unless renewed. The Advisor may recover all or a portion of its fee reductions or expense reimbursements within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Funds’ expenses associated with short sales transactions are above the Expense Limitation. This agreement may be terminated: (i) by the Trust for any reason at any time, or (ii) by the Advisor, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on February 28, 2018, or at such earlier time provided that such termination is approved by majority vote of the Trustees and the Independent Trustees voting separately, or (iii) by either party, if the Advisory Agreement is terminated for any reason, effective upon the effective date of the termination of the Advisory Agreement. As of April 30, 2017 there were no outstanding waivers of borrowing fees on securities sold short.

20     Reality Shares ETF Trust

Notes to Financial Statements (continued)

Distribution and Service Fees:  ALPS Distributors, Inc. (the “Distributor”) serves as the Trust’s Distributor. The Distributor will not distribute shares in less than Creation Units, as defined in Note 5, and does not maintain a secondary market in shares. The shares are expected to be traded in the secondary market.

No distribution fees are currently paid by the Trust and there are no current plans to impose a fee.

Administrator, Custodian, Accounting Agent and Transfer Agent Services:  The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian,” “Accounting Agent” or “Transfer Agent”) serves as the Trust’s Administrator, Custodian, Accounting Agent and Transfer Agent pursuant to the Fund Administration and Accounting Agreement, Transfer Agency and Services Agreement, and Custody Agreement respectively. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

CCO:  ALPS Distributors, Inc. serves as the funds CCO pursuant to a CCO agreement and receives a fee for those services performed. Certain Trustees and Officers of the Funds are also officers of the Advisor.

5. CREATION AND REDEMPTION TRANSACTIONS

Each Fund issues and redeems shares at NAV only in aggregated lots of 25,000 shares or more (each, a “Creation Unit”). Because non-exchange traded instruments, certain listed derivatives and securities sold short are not currently eligible for in-kind transfers, they will be substituted with cash in the purchase or redemption of Creation Units of each Fund. Specifically, each Fund will not accept (or offer) swaps, exchange-traded options, over-the-counter (“OTC”) options, exchange-traded futures, forward contracts or securities sold short in the creation or redemption of its shares. As a practical matter, only institutions or large investors purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the Funds are not redeemable securities.

A flat transaction fee of $500 for standard settlement is imposed for each Fund, for each creation or redemption transaction. The fee is imposed for the transfer and other transaction costs associated with the creation or redemption of Creation Units, as applicable. In addition to the flat transaction fee, the Funds may charge an additional variable fee for creations and redemptions in cash, to offset brokerage and impact expenses associated with a cash transaction.

Only “Authorized Participants” who have entered into contractual arrangements with the Distributor may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed a “Participant Agreement” with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

6. PURCHASES AND SALES OF SECURITIES

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term investments) for the period ended April 30, 2017 were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	4,081,266	97,875
Reality Shares DIVCON Dividend Defender ETF	1,800,715	1,610,241
Reality Shares DIVCON Dividend Guard ETF	6,686,698	6,685,238

For the period ended April 30, 2017, the cost of in-kind purchases and the proceeds from in-kind redemptions were as follows:

Fund	Purchases	Sales
Reality Shares DIVS ETF	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	4,647,214	3,989,307
Reality Shares DIVCON Dividend Defender ETF	—	439,104
Reality Shares DIVCON Dividend Guard ETF	—	—

7. DERIVATIVE INSTRUMENTS

Swaps:  A swap agreement is an agreement between two parties pursuant to which the parties exchange payments at specified dates on the basis of a specified notional amount, with the payments calculated by reference to specified securities, indexes, reference rates or other instruments. Most swap agreements provide that when the period payment dates for both parties are the same, the payments are made on a net basis (i.e., the two payment streams are netted out, with only the net amount paid by one party to the other). The Funds’ obligations or rights under a swap agreement entered into on a net basis will generally be equal only to the net

Reality Shares ETF Trust     21

Notes to Financial Statements (continued)

amount to be paid or received under the agreement, based on the relative values of the notional positions held by each swap counterparty. Swap agreements are not entered into or traded on exchanges and there is no central clearing or guaranty function for some swaps. Therefore, some swaps are subject to credit risk or the risk of default or non-performance by the counterparty. During the period ended April 30, 2017, only the Reality Shares DIVS ETF (“DIVY Fund”) engaged in swap transactions. The swap contracts are marked to market daily.

When the DIVY Fund has an unrealized loss on a swap agreement, the DIVY Fund has instructed the Custodian to pledge cash or liquid securities as collateral with an approximate value of the amount equal to the unrealized loss. Collateral pledges are monitored daily and subsequently adjusted at predetermined levels if and when the swap valuations fluctuate.

When the DIVY Fund has an unrealized gain on a swap contract, no collateral is required from the DIVY Fund to the swap counterparty. In this instance, the DIVY Fund may seek to mitigate counterparty risk by generally requiring the swap counterparty to post collateral for the benefit of the DIVY Fund, marked to market daily, in an amount approximately equal to the unrealized gain on the swap, subject to certain minimum thresholds.

Pursuant to documentation governing the DIVY Fund’s swap transactions between the DIVY Fund and its counterparties, the counterparties have the right to terminate the swaps early in the event that the net assets of the DIVY Fund decline below specific levels set forth in the swap agreement. In the event of early termination, the counterparty may require the DIVY Fund to pay or receive a settlement amount not greater than the current outstanding net unrealized depreciation in connection with the terminated swap transaction. As of April 30, 2017, the DIVY Fund has not triggered the conditions under such documentation that will give the counterparty the right to call for an early termination.

Dividend Swaps:  The DIVY Fund may enter into dividend swaps in order to gain exposure to changes in the expected dividend value of the large cap securities of the S&P 500 Index. Dividend swaps are over-the-counter derivative contracts that allow investors exposure to the actual dividend value that will be paid by the constituents of an index over a period of time. In a typical dividend swap transaction, the buyer and seller agree at inception to the aggregate value of dividends expected to be paid on the index constituents over the term of the contract — the expected dividend value. At the maturity of the contract, the buyer pays/receives to/from the seller the net difference between the expected dividend value and the aggregate value of actual dividends paid by the index constituents — the actual dividend value. During the life of a dividend swap, the contract is valued on the current expected dividend value of the index for the specific contract period. As the contract approaches maturity, the expected dividend value will change primarily based on information about actual dividends until final settlement of the contract where expected dividend value and actual dividend value converge.

The notional amounts and the unrealized appreciation (depreciation) of the dividend swaps appearing in the Schedule of Investments for the DIVY Fund is representative of the average volume of derivative exposure for the period ended April 30, 2017.

FASB ASC 815, “Derivatives and Hedging” (“ASC 815”), is applicable to all entities that issue or hold derivative instruments. ASC 815 requires qualitative disclosures about objectives and strategies for using derivatives and distinguishes between instruments used to manage risk and those used for other purposes.

The effect of derivative instruments on the Reality Shares DIVS ETF’s Statement of Assets and Liabilities at April 30, 2017:

	Equity Contracts	Total
Asset Derivatives:
Reality Shares DIVS ETF	$2,802,372	$2,802,372
Unrealized Appreciation on Swaps
Liability Derivatives:
Reality Shares DIVS ETF
Unrealized Depreciation on Swaps	(60,600)	(60,600)
Total	$2,741,772	$2,741,772

The effect of derivatives instruments on the Reality Shares DIVS ETF’s Statement of Operations for the period ended April 30, 2017:

	Equity Contracts	Total
Reality Shares DIVS ETF
Net Realized Gain (Loss) on:
Dividend Swaps	$486,093	$486,093
Net Change in Unrealized Appreciation (Depreciation) on:
Dividend Swaps	1,992,035	1,992,035

22     Reality Shares ETF Trust

Notes to Financial Statements (continued)

In order to better define its contractual rights and to secure rights that will help the DIVY Fund mitigate its counterparty risk, the DIVY Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with its counterparties. An ISDA Master Agreement is a bilateral agreement between the DIVY Fund and a counterparty that governs OTC derivatives, including swap contracts, and typically contains, among other things, collateral posting terms, netting and rights of set-off provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the DIVY Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and receivables to create a single net payment.

Collateral requirements generally differ by type of derivative instrument. Collateral terms are contract-specific for OTC derivatives (e.g. foreign exchange contracts, options and certain swaps). Generally, for transactions traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked to market amount for each transaction under such agreement and comparing that amount to the value of any collateral currently pledged by the DIVY Fund and the counterparty. Generally, the amount of collateral due from or to a counterparty must exceed a minimum transfer amount threshold before a transfer is required to be made. To the extent amounts due to the DIVY Fund from its derivatives counterparties are not fully collateralized, contractually or otherwise, the DIVY Fund bears the risk of loss from counterparty non-performance.

For financial reporting purposes, the DIVY Fund does not offset assets and liabilities subject to a master netting arrangement or similar agreements in the Statements of Assets and Liabilities. Therefore all qualified transactions are presented on a gross basis in the Statements of Assets and Liabilities. As of April 30, 2017, the DIVY Fund has transactions subject to enforceable master netting agreements. A reconciliation of the gross amount on the Statements of Assets and Liabilities to the net amounts, including collateral exposure, is included in the following table by counterparty:

Assets:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets Offset in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Appreciation on Dividend Swaps	BNP Paribas	$2,106,592	$(37,600)	$—	$—	$2,068,992
Unrealized Appreciation on Dividend Swaps	JP Morgan	463,055	(18,000)	—	(290,000)	155,055
Unrealized Appreciation on Dividend Swaps	Morgan Stanley	32,275	(5,000)	—	—	27,275
Unrealized Appreciation on Dividend Swaps	Societe Generale	200,450	—	—	(200,450)	—
Total		$2,802,372	$(60,600)	$—	$(490,450)	$2,251,322

Liabilities:

Amounts Not Offset in the Statement of Assets and Liabilities
Description	Counterparty	Gross Amounts of Assets Offset in the Statement of Assets and Liabilities	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged	Cash Collateral Pledged/ (Received)*	Net Amount Due from Counterparty
Reality Shares DIVS ETF
Unrealized Depreciation on Dividend Swaps	BNP Paribas	$37,600	$(37,600)	$—	$—	$—
Unrealized Depreciation on Dividend Swaps	JP Morgan	18,000	(18,000)	—	—	—
Unrealized depreciation on Dividend Swaps	Morgan Stanley	5,000	(5,000)	—	—	—
Total		$60,600	$(60,600)	$—	$—	$—
*	These amounts are limited to the derivative asset/liability and accordingly, do not excess collateral pledged.

Reality Shares ETF Trust     23

Notes to Financial Statements (continued)

8. PRINCIPAL RISKS

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists owing to such things as changes in the market (market risk) or failure or inability of the other party to a transaction to perform (credit and counterparty risk). Some principal risk factors affecting your investments in the Funds are set forth below:

Counterparty Risk:  The Funds may be exposed to counterparty risk, or the risk that an institution or other entity with which the Funds have unsettled or open transactions will default. The potential loss to the Funds could exceed the value of the financial assets recorded in the Funds’ financial statements. Financial assets, which potentially expose the Funds to counterparty risk, consist principally of cash due from counterparties and investments. The Advisor seeks to minimize the Funds’ counterparty risk by performing reviews of each counterparty and by minimizing concentration of counterparty risk by undertaking transactions with multiple customers and counterparties on recognized and reputable exchanges, where possible. Delivery of securities sold is only made once the Funds have received payment. Payment is made on a purchase once the securities have been delivered by the counterparty. The trade will fail if either party fails to meet its obligation.

Market Risk:  Market risk is the risk that the market price of a security may move up and down, sometimes rapidly and unpredictably. The market prices of the Funds’ portfolio holdings are influenced by many factors. There can be no guarantees these strategies will be successful. As a result, the performance of the Funds could vary from its stated objective.

Non-Diversification Risk:  The Funds are non-diversified, which means that they may invest in fewer instruments or issuers than a diversified fund. As a result, the Funds may be more susceptible to a single adverse economic or other occurrence and may therefore be more volatile than a more diversified fund.

Short Sales Risk:  (for The Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF) A short sale involves the sale of a security that the Fund does not own with the expectation of purchasing the same security (or a security exchangeable therefore) at a later date at a lower price. Short sales expose the Fund to the risk that they will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Funds that is potentially unlimited. Investment in short sales may also cause the Funds to incur expenses related to dividends and borrowing securities. There can be no guarantee that a stock included in the short portfolio of the requisite benchmark index will be available on the open market for the Funds to sell short. Under these circumstances, the Funds may sell short a different security in order to provide a similar economic effect as if the stock or stocks in the short portfolio were available. However, such strategy may not provide successful, and the Funds could experience a loss or its performance could deviate from the performance of the benchmark index.

Swap Risk:  The Funds may engage in swap transactions and are therefore subject to swap risk. The risks of swaps include: (i) an imperfect correlation between the movement in prices of the swap and the instruments underlying them; (ii) lack of liquidity in transacting the swap contract; (iii) difficulty in obtaining an accurate value for the swaps; (iv) the risk that the counterparty to the swap will default or otherwise fail to honor or become delayed in its ability to honor its obligation; and (v) the risk that the Funds may not be able to enter into a new swap contract at a favorable price after a swap contract to which it is currently a party expires or is terminated. Specifically dividend swaps are subject to a risk that the movement in swap prices may not be correlated to the actual dividends paid by the stocks underlying them.

Each Fund’s prospectus and SAI contains additional information about the principal risks of investing in each Fund.

9. FEDERAL INCOME TAX

Each Fund is treated as a separate entity for federal income tax purposes and intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, by distributing substantially all of its net investment income and net realized gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in each Fund on the applicable record date, at least annually. Net realized capital gains, if any, will be distributed by each Fund at least annually. The amount of dividends distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from GAAP.

Management evaluates each Fund’s tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Management has analyzed each Fund’s tax positions taken on federal, state and local income tax returns for all open tax years (since inception), and has concluded that no provisions for federal, state and local income tax are required in any of the Funds’ financial statements. The Funds’ federal, state and local income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state and local departments of revenue.

24     Reality Shares ETF Trust

Notes to Financial Statements (continued)

At April 30, 2017, the cost of investments on a tax basis was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Reality Shares DIVS ETF	$48,234,990	$—	$—	$—
Reality Shares DIVCON Leaders Dividend ETF	9,189,514	644,861	(64,203)	580,658
Reality Shares DIVCON Dividend Defender ETF	2,232,921	226,891	(15,404)	211,487
Reality Shares DIVCON Dividend Guard ETF	2,525,743	200,060	(6,732)	193,328

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals.

Certain late year ordinary income losses within the taxable year can be deemed to arise on the first business day of the Funds’ next taxable year. At October 31, 2016, the Funds elected to defer the following late year loss deferrals as follows: Reality Shares DIVCON Dividend Defender ETF ($4,024) and Reality Shares DIVCON Dividend Guard ETF ($239).

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. Under the Act, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period and such losses will retain their character as either short term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

At October 31, 2016, for Federal income tax purposes, the Funds had capital loss carryforwards available to offset future capital gains as per the guidelines set forth in the Act:

Fund	Non-Expiring Short Term Losses
Reality Shares DIVS ETF	$—
Reality Shares DIVCON Leaders Dividend ETF	2,301
Reality Shares DIVCON Dividend Defender ETF	707
Reality Shares DIVCON Dividend Guard ETF	424,466

10. SUBSEQUENT EVENTS

In preparing these financial statements, the Funds’ management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. No notable events have occurred between period end and the issuance of the financial statements.

Reality Shares ETF Trust     25

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited)

The Board of Trustees (the “Board”) of Reality Shares ETF Trust (the “Trust”), including the Trustees who are not “interested persons,” as defined by the Investment Company Act of 1940, of the Trust (“Independent Trustees”), attended an in-person meeting held on December 13, 2016 (the “Meeting”), called for the purpose of, among other things, the consideration of, and voting on, the approval and continuation of the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust and Reality Shares Advisors, LLC (the “Advisor”) applicable to the Reality Shares DIVS ETF, Reality Shares DIVCON Leaders Dividend ETF, Reality Shares DIVCON Dividend Defender ETF, and Reality Shares DIVCON Dividend Guard ETF, each an existing series of the Trust (the “Funds”). The Board unanimously approved the Investment Advisory Agreement with respect to each Fund based on the Board’s review of qualitative and quantitative information provided by the Advisor.

Prior to reaching the conclusion to approve the Investment Advisory Agreement, the Independent Trustees requested and obtained from the Advisor such information as the Independent Trustees deemed reasonably necessary to evaluate the Investment Advisory Agreement. In addition, the Board received a memorandum from independent legal counsel regarding the responsibilities of the Board with respect to the approval of investment advisory agreements and discussed the contents of such memorandum with independent legal counsel prior to the Meeting. Prior to the Meeting, the Board obtained and reviewed a wide variety of information, including certain comparative information regarding each Fund’s proposed fees and expenses relative to the fees and expenses of other comparable funds. The Independent Trustees carefully evaluated this information, met in executive session outside the presence of management, and were advised by independent legal counsel with respect to their deliberations. During the Meeting, the Trustees again reviewed with counsel their responsibilities in connection with their consideration of the Advisory Agreement, and engaged in a dialogue with management about the information provided in advance of the Meeting.

At the Meeting, the Board, including the Independent Trustees, evaluated a number of factors, including among others: (a) the nature, extent and quality of the investment advisory and other services to be provided by the Advisor; (b) the Advisor’s investment management personnel; (c) the Advisor’s operations and financial condition; (d) the performance of the Funds compared with appropriate benchmarks, after fees and expenses; (e) a comparison of the Funds’ advisory fees to the advisory fees charged to comparable funds; (f) the Funds’ expected overall fees and operating expenses compared with those of similar funds; (g) the Advisor’s compliance processes and systems; (h) the Advisor’s compliance policies and procedures; (i) the Advisor’s reputation, expertise and resources in the financial markets and (k) the Advisor's brokerage practices and investment strategies. In its deliberations, the Trustees did not identify any single piece of information that was all-important or controlling, noting that each Trustee could attribute different weights to the various factors considered.

Based on the Board’s deliberations at the Meeting, the Board, including all of the Independent Trustees, unanimously: (a) concluded that the terms of the Investment Advisory Agreement are fair and reasonable; (b) concluded that the Advisor’s fees are reasonable in light of the services that it provides to the Funds, as well as the costs incurred and benefits realized by the Advisor and its affiliates in providing such services; (c) concluded that the Advisor’s fees are reasonable in comparison to the fees charged by investment advisers to comparable funds and (d) agreed to approve the Investment Advisory Agreement based upon the following considerations, among others:

•	Nature, Extent and Quality of Services Provided by the Advisor; Personnel and Operations of the Advisor. The Board reviewed the services provided by the Advisor under the Investment Advisory Agreement and the Advisor’s experience, resources and strengths in managing the Funds, including its personnel. Based on the foregoing, the Trustees determined that each Fund was likely to continue to benefit from the nature, quality and extent of these services, as well as the Advisor’s ability to render such services based on its experience, personnel, operations and resources.
•	Performance of the Funds and the Advisor. For each Fund, the Board was able to review the Fund’s performance over various trailing periods compared to the benchmark the Fund seeks to track, if applicable, and the benchmark index used for performance comparison purposes. The Board considered each Fund’s investment performance relative to its investment objective. In addition, among other things, the Board considered information provided by the Advisor throughout the year, including tracking error data and data regarding the number of times that a Fund’s secondary market trading price closed above or below the Fund’s net asset value. Based on the foregoing, the Board concluded that each Fund’s performance, including any tracking error, as applicable, was reasonable in light of the investment objectives and policies of each Fund.
•	Comparison of Fees Charged by the Advisor and Other Investment Advisers to Similar Clients. The Board also reviewed statistical information provided by the Advisor regarding each Fund’s proposed expense ratio. The Advisor prepared a report to help the Board compare each of the Fund’s fees and expenses to those of comparable funds in the Fund’s peer groups, as determined by the Advisor. In the report, each Fund’s proposed expense ratio was compared to those of other funds with shared key characteristics (e.g., asset size, investment strategy and portfolio investments) determined by the Advisor to comprise the Fund’s applicable peer group. The Advisor discussed, and the Board considered, the methodology that the Advisor used to determine each Fund’s peer group. The Board also considered the Advisor’s representation that it found each peer group that it compiled to be appropriate. The Board further considered the contractual expense limitation agreement between the Trust and the Advisor pursuant to which the Advisor has agreed to waive its fees or reimburse expenses in order to

26     Reality Shares ETF Trust

Board Considerations in Approving the Investment Advisory Agreement for the Funds (Unaudited) (continued)

keep certain expenses of the Reality Shares DIVCON Dividend Defender ETF and Reality Shares DIVCON Dividend Guard ETF from exceeding 0.10% of such Funds’ average daily net assets. Based on the foregoing, the Board determined that the advisory fees paid by the Funds were reasonable in relation to the nature, quality and extent of the services provided by the Advisor.
•	Costs of Services Provided to the Funds and Profits Realized by the Advisor. The Board noted that the Advisor had contractually agreed to pay all operating expenses of the Funds, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest, taxes, brokerage commissions, and other expenses connected with the execution of portfolio transactions, distribution fees (if any), extraordinary expenses and, as applicable, expenses associated with securities sold short. On that basis, the Board concluded that the cost of services to the Funds was reasonable. The Board also reviewed information regarding the direct revenue received by the Advisor and discussed the Advisor's profit margin as reflected in the Advisor's profitability analysis.
•	Economies of Scale. The Trustees noted that the Funds are still not yet of a sufficient size to be experiencing economies of scale. The Board noted that it intends to continue monitoring the existence of economies of scale as the Funds grow in size.
•	Other Benefits to the Advisor and/or its Affiliates. The Trustees also considered that Reality Shares may experience reputational “fall-out” benefits based on the success of the Funds, but that such benefits are not easily quantifiable. The Trustees also noted that the Trust’s service providers are not affiliated with the Advisor, so that such services do not give rise to “fall-out” benefits for the Advisor.

On the basis of the information provided to it in advance of the Meeting and its evaluation of that information, as well as additional information provided by the Advisor in response to the Trustees’ questions during the Meeting, the Board, including the Independent Trustees, concluded that the terms of the Investment Advisory Agreement were reasonable, and that approval of the Investment Advisory Agreement was in the best interests of the Funds and their shareholders.

Reality Shares ETF Trust     27

Supplemental Information (Unaudited)

Proxy Voting Policies, Procedures and Record

A description of the Trust’s proxy voting policies and procedures that the Trust uses to determine how to vote proxies relating to portfolio securities, and each Fund’s proxy voting record as applicable for the most recent twelve-month period ended June 30, 2016 is available, without charge upon request, by calling (855) 595-0240. This information is also available on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Trust files its complete schedule of portfolio holdings with the SEC for its first and third quarters on Form N-Q. Copies of the filings are available on the SEC’s website at http://www.sec.gov. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330); (ii) sending your request and a duplicating fee to the SEC’s Public Reference Room, Washington, DC 20549-0102; or (iii) sending your request electronically to the following email box address: <publicinfo@sec.gov>.

Premium/Discount Information

Information about the differences between the daily market price on the secondary market for the shares of each Fund and the Fund’s net asset value may be found on the Fund’s website at http://www.realityshares.com.

28     Reality Shares ETF Trust

Investment Advisor

Reality Shares Advisors, LLC
402 W Broadway, Suite 2800
San Diego, CA 92101

Custodian/Fund Administrator

The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

Independent Registered Public Accounting Firm

Cohen & Company Ltd.
1350 Euclid Avenue., Suite 800
Cleveland, OH 44115

Legal Counsel

Morgan, Lewis & Bockius LLP
2020 K Street NW
Washington, DC 20006

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809

Distributor

ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s Board of Directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Reality Shares ETF Trust

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	June 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric R. Ervin
Eric R. Ervin, President
(principal executive officer)

Date	June 22, 2017

By (Signature and Title)*	/s/ Tom Trivella
Tom Trivella, Treasurer
(principal financial officer)

Date	June 22, 2017

* Print the name and title of each signing officer under his or her signature.